Income Tax Expense (Details) - Schedule of Components of the Deferred Tax Assets and Liabilities - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for credit losses	¥ 299,171,819	¥ 316,744,794
Debt securities	2,439,841	3,992,140
Guarantee liabilities	78,276,760	37,120,604
Net operating loss carry-forwards	10,041,747	9,116,290
Lease liabilities	6,518,368	7,145,869
Receivables from sales of loans	2,861,697
Other deferred tax assets	707,887	669,876
Total deferred tax assets	400,018,119	374,789,573
Valuation allowance	(10,041,747)	(9,116,290)
Deferred tax assets, net of valuation allowance	389,976,372	365,673,283
Net deferred tax assets	92,224,714	76,904,707
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Short term investments	(20,756)	(171,864)
Right-of-use assets	(6,956,985)	(7,444,339)
Intercompany receivables	(41,453,522)	(41,988,923)
Guarantee assets	(218,757,757)	(181,602,700)
Undistributed earnings from structured funds	(102,398,753)	(130,570,272)
Total deferred tax liabilities	(370,330,273)	(362,520,598)
Net deferred tax liabilities	¥ (72,578,615)	¥ (73,752,022)